Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Short-Term and Long-Term Debt

The Company’s short-term and long-term debt consist of the following (in thousands):

	March 31, 2024	December 31, 2023
Short-term debt:
Strong/MDI 20-year installment loan	$2,145	$2,227
Strong/MDI revolving credit facility	2,447	2,438
Insurance note payable	-	83
Total short-term debt	4,592	4,748
Less: deferred debt issuance costs, net	-	(16)
Total short-term debt, net of issuance costs	$4,592	$4,732

Long-term debt:
Tenant improvement loan	$117	$126
ICS promissory note	388	446
Digital Ignition building loan	4,879	4,925
Total long-term debt	$5,384	$5,497
Less: deferred debt issuance costs, net	(15)	(36)
Long-term debt, net of deferred debt issuance costs, net	$5,369	$5,461

Schedule of Contractual Principal Payments

Contractual required principal payments on the Company’s long-term debt at March 31, 2024 are as follows (in thousands):

	Tenant Improvement Loan	ICS Promissory Note	Digital Ignition Building Loan(1)	Total
2024	$28	175	141	344
2025	40	213	195	448
2026	42	-	203	245
2027	7	-	4,340	4,347
Total	$117	388	4,879	5,384

(1)	As of April 2024, the Digital Ignition Building Loan was paid in full in connection with the sale of Digital Ignition.

FG Group Holdings Inc [Member]
Schedule of Short-Term and Long-Term Debt

The Company’s short-term and long-term debt consist of the following (in thousands):

	December 31, 2023	December 31, 2022
Short-term debt:
Strong/MDI 20-year installment loan	$2,227	$2,289
Strong/MDI 5-year equipment loan	-	221
Strong/MDI revolving credit facility	2,438	-
Insurance note payable	83	-
Total short-term debt	4,748	2,510
Less: deferred debt issuance costs, net	(16)	-
Total short-term debt, net of issuance costs	$4,732	$2,510

Long-term debt:
Tenant improvement loan	$126	$162
ICS promissory note	446	-
Digital Ignition building loan	4,925	5,105
Total long-term debt	$5,497	$5,267
Less: current portion	(457)	(216)
Less: deferred debt issuance costs, net	(36)	(47)
Long-term debt, net of current portion and deferred debt issuance costs, net	$5,004	$5,004

Schedule of Contractual Principal Payments

Contractual required principal payments on the Company’s long-term debt at December 31, 2023 are as follows (in thousands):

	Tenant Improvement Loan	ICS Promissory Note	Digital Ignition Building Loan	Total
2024	$37	$233	$187	$457
2025	40	213	195	448
2026	42	-	203	245
2027	7	-	4,340	4,347
2028	-	-	-	-
Thereafter	-	-	-	-
Total	$126	$446	$4,925	$5,497

Strong Global Entertainment Inc [Member]
Schedule of Short-Term and Long-Term Debt

Short-term debt and long-term debt consisted of the following as of March 31, 2024 and December 31, 2023 (in thousands):

	March 31, 2024	December 31, 2023
Short-term debt:
Strong/MDI revolving credit facility	$2,453	$2,438
Insurance debt	-	18
Total short-term debt	$2,453	$2,456

Long-term debt:
Tenant improvement loan	$117	$126
ICS promissory note	388	445
Total long-term debt	$505	$571
Less: current portion	(271)	(270)
Long-term debt, net of current portion	$234	$301

The Company’s short-term and long-term debt consists of the following (in thousands):

	December 31, 2023	December 31, 2022
Short-term debt:
Strong/MDI 20-year installment loan	$-	$2,289
Strong/MDI 5-year equipment loan	-	221
Strong/MDI revolving credit facility	2,438	-
Insurance financing	18	-
Total short-term debt	$2,456	$2,510
Long-term debt:
Tenant improvement loan	$126	$162
ICS promissory note	445	-
Total long-term debt	571	162
Less: current portion	(270)	(36)
Long-term debt, net of current portion	$301	$126

Schedule of Contractual Principal Payments	Contractual required principal payments on the Company’s long-term debt at March 31, 2024, are as follows (in thousands):
Remainder of 2024	$203
2025	253
2026	42
2027	7
Total	$505
Contractual required principal payments on the Company’s long-term debt at December 31, 2023, are as follows (in thousands):
2024	$270
2025	253
2026	41
2027	7
2028	-
Thereafter	-
Total	$571